Financial Liabilities - Senior Debt (Details) - Senior Debt Tranche B Maturing 2027 € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) tranche	Dec. 31, 2025 USD ($) tranche	Nov. 19, 2019 EUR (€)	Nov. 19, 2019 USD ($)
Financial Liabilities
Debt term	8 years
Number of tranches | tranche	2	2
US Dollars
Financial Liabilities
Principal amount | $				$ 2,500
Borrowings	€ 1,341	$ 1,575
Adjustment to interest rate basis (as a percent)	2.00%	2.00%
Interest rate basis	SOFR
Details by maturity:
Principal amount | $				$ 2,500
US Dollars | 2026
Financial Liabilities
Borrowings	€ 7	$ 8
US Dollars | 1-2 years
Financial Liabilities
Borrowings	1,334	$ 1,567
Euros
Financial Liabilities
Principal amount			€ 1,360
Borrowings	€ 857
Adjustment to interest rate basis (as a percent)	2.25%	2.25%
Interest rate basis	Euribor
Details by maturity:
Principal amount			€ 1,360
Euros | 2026
Financial Liabilities
Borrowings	€ 5
Euros | 1-2 years
Financial Liabilities
Borrowings	€ 852